Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Schedule of Gross Financing Receivables

Financing receivables consist of the following:

	December 31,
	2020	2021
	US$	US$

Financing receivables, gross
Micro-credit personal loans	19,971	20,317
Corporate loans	30,031	—
Total	50,002	20,317

Less: allowance for expected credit loss on financing receivables	(30,114)	(20,317)

Financing receivables, net	19,888	—

Current portion	172	—
Non-current portion	19,716	—

Past Due Financing Receivables

	1-90 days	91-180 days	181-360 days	over 1 year	Total		Total financing
	past due	past due	past due	past due	past due	Current	receivables

December 31, 2020
Micro-credit personal loans (1)	—	4	3,185	16,782	19,971	—	19,971
Corporate loans (2)	—	—	—	29,908	29,908	123	30,031
	—	4	3,185	46,690	49,879	123	50,002

December 31, 2021
Micro-credit personal loans (1)	—	—	—	20,317	20,317	—	20,317

Allowance for Credit Losses on Financing Receivables

Movement of allowance for expected credit loss on financing receivables (micro-credit personal loans only) is as follows:

	For the year ended December 31,
	2020	2021
	US$	US$

Balance at the beginning of the year	(26,772)	(30,114)
Adoption of ASC326	(724)	—
Addition for the year	(2,618)	(633)
Reclassification to prepayments and other current assets	—	10,430

Balance at the end of the year	(30,114)	(20,317)